SUBORDINATED LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2026
Subordinated liabilities [abstract]
Schedule of Subordinated Liabilities

	30 June 2026	31 December 2025
	£m	£m
£325m Sterling preference shares	343	343
Undated subordinated liabilities	204	205
Dated subordinated liabilities	2,005	1,484
0	2,552	2,032